Financial instruments - Fair values and risk management - Jet fuel and carbon credits price risk (Details) € in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023 EUR (€) € / Right £ / Right $ / t	Mar. 31, 2022 EUR (€) $ / t £ / Right € / Right	Mar. 31, 2021 EUR (€) $ / t
Forecast
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Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date	14.00%	14.00%	75.00%
Jet fuel risk
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Percentage of Reasonably Possible Increase (decrease) in Risk Assumption				10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Decrease in Designated Risk Component				€ (7)	€ (40)
Percentage of Reasonably Possible Decrease in Risk Assumption				10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Increase in Designated Risk Component				€ 4	47
Percentage of Reasonably Possible Increase in Risk Assumption				10.00%
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component				€ (258)	(234)
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component				€ 258	234
Jet fuel risk | Cash Flow Hedges
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Hedging percentage, policy				90.00%
Jet fuel risk | Cash Flow Hedges | Jet Fuel Hedges
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Hedge ineffectiveness charge				€ 0	€ 0	€ 219
Jet fuel risk | Cash Flow Hedges | Jet fuel forward contracts
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Nominal amount of hedging instrument				3,300	1,800	609
Average Hedged Rate Per Tonne | $ / t				885	640	545
Hedge ineffectiveness charge				€ 0
Jet fuel risk | Cash Flow Hedges | Jet Fuel Swaps
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Hedge ineffectiveness charge				€ 0
Jet fuel risk | Forecast | Cash Flow Hedges
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Estimated percentage of jet fuel expenses covered by hedging contracts as of reporting date		8.00%	81.00%
Jet fuel risk | Minimum | Cash Flow Hedges
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Hedging contracts, period covered				18 months
Jet fuel risk | Maximum | Cash Flow Hedges
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Hedging contracts, period covered				24 months
Carbon price risk
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Percentage of Reasonably Possible Increase (decrease) in Risk Assumption				10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Decrease in Designated Risk Component				€ 0	€ 0
Percentage of Reasonably Possible Decrease in Risk Assumption				10.00%
Increase (Decrease) in Profit and Loss Due to Reasonably Possible Increase in Designated Risk Component				€ 0	0
Percentage of Reasonably Possible Increase in Risk Assumption				10.00%
Increase (Decrease) In Equity Due To Reasonably Possible decrease In Designated Risk Component				€ (32)	(26)
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component				€ 32	€ 26
Carbon price risk | Cash Flow Hedges | European Union Allowance (EUA), carbon rights
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Hedged purchase price per unit | € / Right				75	48
Carbon price risk | Cash Flow Hedges | United Kingdom Allowance (UKA), carbon rights
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Hedged purchase price per unit | £ / Right				72	75
Carbon price risk | Forecast | Cash Flow Hedges | European Union Allowance (EUA), carbon rights
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Estimated percentage of carbon emission rights covered by hedging contracts as of reporting date			54.00%	85.00%